Trade and other receivables	12 Months Ended
Mar. 31, 2026
Trade and other receivables [abstract]
Trade and other receivables	19. Trade and other receivables

Trade and other receivables include amounts which are due from our customers for services we have provided, accrued income which has not yet been billed, prepayments and other receivables that are expected to be settled within 12 months.

Trade and other receivables are initially recognised at fair value, except for trade receivables that do not have a significant financing component which are measured at transaction price, and are subsequently measured at amortised cost, less any appropriate allowances for estimated irrecoverable amounts.

	2026	2025
	£m	£m
Trade receivables	3,091	3,050
Accrued income	882	1,083
Provision for impairment of receivables and accrued income	(603)	(578)
Trade receivables and accrued income, net	3,370	3,555
Prepayments	336	340
Other receivables	161	197
	3,867	4,092
Trade receivables are non-interest-bearing and generally have a term of up to 60 days. Due to their short maturities, the fair value of trade and other receivables approximates their carrying value. The maximum exposure of trade and other receivables to credit risk is the carrying amount reported on the balance sheet.
Provision for impairment of receivables
A provision for credit losses is recognised at an amount equal to the expected credit losses that will arise over the lifetime of the trade receivables and accrued income.

	2026	2025
	£m	£m
At 1 April	578	559
Exchange adjustments	(13)	(11)
Charge for the year, net of recoveries	243	200
Uncollectible amounts written off	(205)	(168)
Reclassification to held for sale (note 10)	—	(2)
At 31 March	603	578
The trade receivables balance, accrued income balance and provisions balance split by geography are as follows:

	As at 31 March 2026			As at 31 March 2025
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Trade receivables	194	2,897	3,091	265	2,785	3,050
Accrued income	289	593	882	513	570	1,083
Provision for impairment of receivables and accrued income	(5)	(598)	(603)	(3)	(575)	(578)
	478	2,892	3,370	775	2,780	3,555
There are no retail customers in the UK businesses. A provision matrix is not used in the UK, as an assessment of expected losses on individual debtors is performed and the provision is not material.
In the US, £2,824 million (2025: £2,813 million) of the gross trade receivables and accrued income balance is attributable to retail customers. For non-retail US customer receivables, a provision matrix is not used and expected losses are determined on individual debtors.
The provision for retail customer receivables in the US is calculated based on a series of provision matrices which are prepared by regulated entity and by customer type. The expected loss rates in each provision matrix are based on historical loss rates adjusted for current and forecast economic conditions at the balance sheet date. The inclusion of forward-looking information in the provision matrix-setting process under IFRS 9 results in loss rates that reflect expected future economic conditions and the recognition of an expected loss on all debtors even where no loss event has occurred.
19. Trade and other receivables cont.
Provision for impairment of receivables cont.
In calculating our provision for impairment of receivables at 31 March 2026, we incorporate actual cash collection levels experienced over a three-year period (placing greater weight on the most recent study, gradually decreasing for older periods) to determine the expected loss rates per category of outstanding receivable by operating company. These are benchmarked against provision matrices run on pre‑COVID-19 behaviour and data. Factored into our analysis are expected cash collections based on the collection activities in New England and New York, as well as the outlook for the wider macroeconomic environment. The resulting rates are summarised in the provision matrix shown below.
Based on our review, we recognised a charge of £243 million (2025: £200 million), which represents our best estimate based on the information available. We based our review on certain macroeconomic factors, including unemployment levels, inflation, average commodity rate changes and our experience regarding debtor recoverability.
The average expected loss rates and gross balances for the retail customer receivables in our US operations are set out below.

	2026		2025
	%	£m	%	£m
Accrued income	4	554	5	546
0 – 30 days past due	4	1,040	5	1,033
30 – 60 days past due	15	288	16	313
60 – 90 days past due	23	158	24	154
3 – 6 months past due	30	174	31	172
6 – 12 months past due	37	181	38	186
Over 12 months past due	59	429	53	409
		2,824		2,813
US retail customer receivables are not collateralised. Trade receivables are written off when regulatory requirements are met. Write-off policies vary between jurisdictions as they are aligned with the local regulatory requirements, which differ between regulators. There were no significant amounts written off during the period that were still subject to enforcement action. Our internal definition of default is aligned with that of the individual regulators in each jurisdiction.
For further information on our wholesale and retail credit risk, refer to note 32(a).